Note 17 - Regulatory Matters - Compliance With Regulatory Capital Requirements Under Banking Regulations (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Total capital (to risk-weighted assets), actual, amount	$ 29,778	$ 21,674
Total capital (to risk-weighted assets), actual, ratio	15.49%	12.31%
Total capital (to risk-weighted assets), for capital adequacy, amount	$ 15,378	$ 14,090
Total capital (to risk-weighted assets), for capital adequacy, ratio	8.00%	8.00%
Total capital (to risk-weighted assets), to be well capitalized, amount	$ 19,233	$ 17,613
Total capital (to risk-weighted assets), to be well capitalized, ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), actual, amount	$ 27,786	$ 19,835
Tier 1 capital (to risk-weighted assets), actual, ratio	14.45%	11.26%
Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 11,534	$ 10,568
Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	6.00%	6.00%	4.00%
Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 15,378	$ 14,090
Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	8.00%	8.00%
Common Equity Tier 1 capital (to risk-weighted assets), actual, amount	$ 27,786	$ 19,835
Common Equity Tier 1 capital (to risk-weighted assets), actual, ratio	14.45%	11.26%
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 8,650	$ 7,926
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	4.50%	4.50%
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 12,495	$ 11,449
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	6.50%	6.50%
Tier 1 capital (to average assets), actual, amount	$ 27,786	$ 19,835
Tier 1 capital (to average assets), actual, ratio	10.92%	8.54%
Tier 1 capital (to average assets), for capital adequacy, amount	$ 10,175	$ 9,288
Tier 1 capital (to average assets), for capital adequacy, ratio	4.00%	4.00%
Tier 1 capital (to average assets), to be well capitalized, amount	$ 12,718	$ 11,610
Tier 1 capital (to average assets), to be well capitalized, ratio	5.00%	5.00%